TRADE RECEIVABLES (Details) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current trade receivables
Ordinary receivables	$ 28,835	$ 29,280
Contractual asset IFRS 15	46	164
Companies under section 33 - Law No. 19,550 and related parties (Note 27.c)	165	186
Allowance for doubtful accounts	(10,090)	(6,534)
Total current trade receivables	18,956	23,096
Non-current trade receivables
Ordinary receivables	53	72
Contractual asset IFRS 15	6	40
Non-current trade receivables	59	112
Total trade receivables, net	$ 19,015	$ 23,208